Additional Disclosures - Parent-Only Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017	Nov. 07, 2017	Jul. 03, 2017	Jun. 30, 2017	Dec. 31, 2016
Assets [abstract]
Cash and bank balances at central banks	€ 84,721					€ 62,909
Financial assets held for trading	112,947	€ 125,618	€ 125,458
Held-to-maturity investments			13,491
Loans and receivables			903,013
Investments	9,262	6,150	6,184
Premises and equipment, net	21,792		20,650
Other assets	10,068		9,766
TOTAL ASSETS	1,433,833	1,443,069	1,444,305
Liabilities [abstract]
Other liabilities	12,569		12,591
TOTAL LIABILITIES	1,329,388	1,337,707	1,337,472
Shareholders' equity
Share capital	8,068	8,068	8,068	€ 48	€ 729
TOTAL EQUITY	104,445	105,362	106,833			€ 100,955	€ 102,699
TOTAL LIABILITIES AND EQUITY	1,433,833	€ 1,443,069	1,444,305
Banco Santander S.A.
Assets [abstract]
Cash and bank balances at central banks	86,208		76,690
Financial assets held for trading	69,909		64,326
Held-to-maturity investments	53,656		49,194
Loans and receivables	195,127		197,591
Investments	85,294		85,428
Premises and equipment, net	1,984		1,929
Other assets	18,645		17,257
TOTAL ASSETS	510,823		492,415
Liabilities [abstract]
Deposits	275,411		256,389
Short-term debt	27,781		40,540
Long-term debt	57,067		53,023
Total borrowings	84,848		93,563
Other liabilities	81,703		71,896
TOTAL LIABILITIES	441,962		421,848
Shareholders' equity
Share capital	8,068		8,068
Retained earnings and other reserves	60,793		62,499
TOTAL EQUITY	68,861		70,567
TOTAL LIABILITIES AND EQUITY	510,823		492,415
Bank Subsidiaries [Member] | Banco Santander S.A.
Assets [abstract]
Cash and bank balances at central banks	17,014		20,818
Held-to-maturity investments	8,952		6,474
Investments	78,454		65,567
Liabilities [abstract]
Deposits	20,746		20,391
Total borrowings	8,405		1,138
Non-Bank Subsidiaries [Member] | Banco Santander S.A.
Assets [abstract]
Held-to-maturity investments	4,947		3,729
Loans and receivables	28,459		33,113
Investments	6,840		19,861
Liabilities [abstract]
Deposits	14,321		13,115
Total borrowings	€ 2,452		€ 2,966